Combined statements of cash flows (Predecessor) (Predecessor, USD $)	4 Months Ended	12 Months Ended
	Jul. 28, 2013	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income/(loss)	$ 4,404,927	$ (4,850,697)	$ (9,472,320)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	3,955,309	12,024,829	11,847,628
Amortization of financing costs	15,437	48,307	50,286
Unrealized gain/(loss) on derivatives	(4,684,006)	13,681	4,607,769
Changes in assets and liabilities:
Trade receivables	(3,431,789)	(735,261)	(58,795)
Prepaid expenses and other receivables	8,646	487,966	(770,805)
Due from related parties	853,214	(2,198,820)	1,035,053
Inventories	415,631	(660,068)	(317,947)
Trade accounts payable	759,262	153,322	2,375,081
Accrued expenses and other liabilities	(336,312)	(384,265)	(473,196)
Due to related parties	2,710,151	4,755,938	2,585,806
Payment for drydocking costs		(399,149)	(1,078,883)
Net cash from operating activities	4,670,470	8,255,783	10,329,677
Cash flows from investing activities:
Payments for vessel improvements	(90,492)	(469,929)	(309,717)
Net cash used in investing activities	(90,492)	(469,929)	(309,717)
Cash flows from financing activities:
Repayment of long-term debt	(5,606,000)	(8,784,500)	(10,397,000)
Net cash from/(used in) financing activities	(5,606,000)	(8,784,500)	(10,397,000)
Net increase/(decrease) in cash and cash equivalents	(1,026,022)	(998,646)	(377,040)
Cash and cash equivalents at the beginning of the period	1,041,644	2,040,290	2,417,330
Cash and cash equivalents at the end of the period	15,622	1,041,644	2,040,290
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$ 1,002,958	$ 2,472,386	$ 2,196,621